Principal accounting policies - Additional information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of initial application of standards or interpretations [Line Items]
Derecognise a receivable	$ 235,000,000
Derecognise a receivable after tax	164,000,000
Consolidated sales revenue	40,030,000,000	$ 33,781,000,000	$ 34,829,000,000
Investment on money market fund	$ 7,800,000,000
Voting rights of associate to have significant infuluence	20.00%
Cash-generating units assessed for impairment	0
Onerous contracts provision	$ 407,000,000
Operations with remaining lives	10 years
Number of operations | Segment	10
Decreasing provision	$ 700,000,000
Provision for carrying value close-down, restoration and environmental	$ 9,983,000,000	$ 8,722,000,000
Assumption of discount rates	0.50%
Risk free interest rate on provisions	2.00%
Intragroup loans	$ 21,000,000,000
Bottom of range [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Percent of certainty	50.00%
Assessment period of market prices	three years
Term of impairment review is under taken in relevant functional currency	five years
Risk free interest rate on provisions	0.50%
Top of range [Member]
Disclosure of initial application of standards or interpretations [Line Items]
Percent of certainty	90.00%
Assessment period of market prices	five years
Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of initial application of standards or interpretations [Line Items]
Consolidated sales revenue	$ (15,000,000)